Financial Instruments and Risk Management (Details 13) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	R$ (20,098,968)
Financial liabilities, at fair value	(15,757,160)
Financial liabilities at fair value through profit or loss	3,467,298
fair value through other comprehensive income equity instruments	874,510
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(13,570,050)
Financial liabilities, at fair value	(13,570,050)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(14,405,712)
Financial liabilities, at fair value	(20,740,548)
Financial liabilities at fair value through profit or loss	(6,334,836)
Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	6,597
Financial assets, at fair value	6,597
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	(619,182)
Financial liabilities at fair value through profit or loss	(619,182)
Cash And Bank Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	1,378,362
fair value through other comprehensive income equity instruments
Financial assets at fair value through profit or loss
Financial assets, at fair value	1,378,362
Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	9,787,002
Financial assets, at fair value	9,787,002
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	289,880
fair value through other comprehensive income equity instruments	874,510
Financial assets at fair value through profit or loss	53,501
Financial assets, at fair value	1,217,891
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	336,815
Financial assets, at fair value	336,815
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	5,831,400
Financial assets at fair value through profit or loss	266,210
Financial assets, at fair value	6,097,610
Notes Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	40,337
Financial assets, at fair value	40,337
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	308,006
Financial assets, at fair value	R$ 308,006